Shareholder Fees {- Fidelity® Series Floating Rate High Income Fund}	Nov. 29, 2021 USD ($)
09.30 Fidelity Series Floating Rate High Income Fund Series PRO-08 | Fidelity® Series Floating Rate High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none